Trade Accounts Receivable, Net (Details) - Schedule of Fair Value and Carrying Amount - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value and Carrying Amount [Abstract]
Carrying amount	S/ 884,326	S/ 818,354
Fair value	S/ 844,542	S/ 810,539